Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	€ 2,101	€ 2,019
Other non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	1,332	1,356
- fair value hedges
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	79	113
- cash flow hedges
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	573	458
- hedges of net investments in foreign operations
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	€ 117	€ 92